Intangible assets - Summary of Information in Respect of Units for which Recoverable Amount Exceeds the Carrying Amount (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of information for cash-generating units [line items]
Amount by which unit's recoverable amount exceeds its carrying amount	₨ 7,592	₨ 6,515
wind power segment [member] | Ostro Energy Group [member]
Disclosure of information for cash-generating units [line items]
Amount by which unit's recoverable amount exceeds its carrying amount	3,090	4,106
wind power segment [member] | ReNew Vayu Urja (KCT) [member]
Disclosure of information for cash-generating units [line items]
Amount by which unit's recoverable amount exceeds its carrying amount	2,727	1,628
solar power segment [member] | Prathamesh Solarfarms [member]
Disclosure of information for cash-generating units [line items]
Amount by which unit's recoverable amount exceeds its carrying amount	₨ 1,775	₨ 586